Debt - Text Details (Detail) € in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2025 EUR (€) Tranche	Dec. 31, 2025 USD ($) Tranche	Dec. 31, 2024 EUR (€)
Disclosure of detailed information about borrowings [line items]
Euro Medium-Term Note program	€ 10,000
Change of control triggering event	101.00%	101.00%
Weighted average
Disclosure of detailed information about borrowings [line items]
Average rate of interest	3.20%	3.20%	3.20%
Commercial Paper Programme
Disclosure of detailed information about borrowings [line items]
Notional amount | $		$ 2.5
Committed revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 1,000
Euro Medium-Term Note (EMTN)
Disclosure of detailed information about borrowings [line items]
Number of new tranches issued | Tranche	2	2
Proceeds from issue of bonds, notes and debentures	€ 1,000
Notes and debentures issued	4,600		€ 3,700
Purchase forward contracts
Disclosure of detailed information about borrowings [line items]
Notional amount	260
Purchase forward contracts | Within 1 year
Disclosure of detailed information about borrowings [line items]
Notional amount	141
Purchase forward contracts | 1 to 2 years
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 119
Long-term incentive and employee stock purchases plans
Disclosure of detailed information about borrowings [line items]
Notional amount			€ 142
Bank borrowings | Weighted average
Disclosure of detailed information about borrowings [line items]
Average rate of interest	6.30%	6.30%	9.30%